Refundable Investor Advances - Evernorth - Annual	6 Months Ended
Jun. 30, 2026
Refundable Investor Advances [Abstract]
Refundable Investor Advances	Refundable Investor Advances
In connection with the Subscription Agreements executed in contemplation of the BCA (Note 1), if the earliest of the following was to occur: (i) the BCA is terminated; (ii) the Proposed Business Combination does not close on or prior to one year from the signing of the BCA; or (iii) a mutual written agreement of the parties to the Subscription Agreements to terminate the BCA, then the Company is contractually required to return to each Subscriber its pro rata portion of the Custody XRP or cash, taking into the account taking into account the subscription price paid by the Subscribers. Accordingly, upon receipt of XRP or cash, the Company records a refundable investor advance on its consolidated balance sheets.
The Company has elected the fair value option under ASC 825 to measure the refundable investor advance. The fair value of the liability is determined using a valuation model that incorporates probability‑weighted outcomes, including (i) the likelihood and fair value of Custody XRP that would be returned to Subscribers if the BCA does not close within the contractual time frame and (ii) the issuance of Pubco shares upon consummation of the BCA at an assumed valuation of $10 per share as discounted by a risk-free rate of 3.64%. The Company currently estimates 70% probability for the consummation of the Proposed Business Combination and 30% probability of the BCA not closing within the contractual time frame. The fair value of the Custody XRP is derived using the December 31, 2025 closing price per Coinbase of $1.839. Accordingly, the liability is classified within Level 3 of the fair value hierarchy.
Increases (decreases) in the probability of consummation of the Proposed Business Combination and fair value of Custody XRP would generally result in increase (decrease) in the fair value of the liability, respectively, and changes in these assumptions could have a material impact on the recorded fair value of the refundable investor advances. Changes in the fair value of the refundable investor advances are recognized on the statement of operations as other (income) expense.
The following table presents the changes in the fair value of the refundable investor advances from inception to December 31, 2025:

Balance at August 29, 2025 and September 30, 2025	$—
Additions	846,625,038
Change in fair value	(82,054,043)
Ending balance at December 31, 2025	$764,570,995
Refundable Investor Advances
In connection with the Subscription Agreements executed in contemplation of the BCA (Note 1), if the earliest of the following was to occur: (i) the BCA is terminated; (ii) the Proposed Business Combination does not close on or prior to one year from the signing of the BCA; or (iii) a mutual written agreement of the parties to the Subscription Agreements to terminate the BCA, then the Company is contractually required to return to each Subscriber its pro rata portion of the Custody XRP or cash, taking into the account taking into account the subscription price paid by the Subscribers. Accordingly, upon receipt of XRP or cash, the Company records a refundable investor advance on its consolidated balance sheets.
The Company has elected the fair value option under ASC 825 to measure the refundable investor advance. The fair value of the liability is determined using a valuation model that incorporates probability‑weighted outcomes, including (i) the likelihood and fair value of Custody XRP that would be returned to Subscribers if the BCA does not close within the contractual time frame and (ii) the issuance of Pubco shares upon consummation of the BCA at an assumed valuation of $10 per share as discounted by a risk-free rate of 3.79%. The Company currently estimates 70% probability for the consummation of the Proposed Business Combination and 30% probability of the BCA not closing within the contractual time frame. The fair value of the Custody XRP is derived using the June 30, 2026 closing price per Coinbase of $1.04. Accordingly, the liability is classified within Level 3 of the fair value hierarchy.
Increases (decreases) in the probability of consummation of the Proposed Business Combination and fair value of Custody XRP would generally result in increase (decrease) in the fair value of the liability, respectively, and changes in these assumptions could have a material impact on the recorded fair value of the refundable investor advances. Changes in the fair value of the refundable investor advances are recognized on the statement of operations as other (income) expense.
The following table presents the changes in the fair value of the refundable investor advances for the six months ended June 30, 2026:

Balance at January 1, 2026	$764,570,995
Additions	—
Change in fair value	(77,477,000)
Ending balance at June 30, 2026	$687,093,995